SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred offering costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Follow-on offering
Deferred Offering Cost
Deferred offering cost reclassed to additional-paid-in-capital upon IPO	$ 883		$ 883
At-the-Market offering ("ATM")
Deferred Offering Cost
Deferred offering cost reclassed to additional-paid-in-capital upon IPO		$ 179	$ 347
Direct offering
Deferred Offering Cost
Deferred offering cost reclassed to additional-paid-in-capital upon IPO	304	$ 189
Private Placement In Public Equity Financing [Member]
Deferred Offering Cost
Deferred offering cost reclassed to additional-paid-in-capital upon IPO	$ 6,789